Empresa Mixta Ecosocialista Siembra Minera, S.A.: (Details Narrative) - USD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021
Empresa Mixta Ecosocialista Siembra Minera S.a.
Siembra Minera beneficial ownership by Venezuela	55.00%	55.00%
Siembra Minera beneficial ownership by Company	45.00%	45.00%
[custom:SiembraMineraCostsToDate-0]	$ 21.6